Schedule of Investments (unaudited)	iShares® Core Dividend Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies Inc.	58,958	$3,179,015
General Dynamics Corp.	328,178	48,137,149
HEICO Corp.	2,974	350,159
HEICO Corp., Class A	5,412	575,350
Huntington Ingalls Industries Inc.	52,535	8,265,332
L3Harris Technologies Inc.	193,397	33,169,519
Lockheed Martin Corp.	349,980	112,630,564
Northrop Grumman Corp.	146,560	42,005,562
Raytheon Technologies Corp.	1,951,024	130,191,831
		378,504,481
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	142,583	12,199,402
Expeditors International of Washington Inc.	94,839	8,489,987
United Parcel Service Inc., Class B	834,660	129,372,300
		150,061,689
Auto Components — 0.1%
Gentex Corp.	173,080	5,720,294
LCI Industries	28,650	3,706,737
		9,427,031
Automobiles — 0.0%
Thor Industries Inc.	47,408	5,736,842

Banks — 9.8%
Atlantic Union Bankshares Corp.	119,470	3,923,395
BancorpSouth Bank	127,248	3,518,407
Bank of America Corp.	9,422,177	279,367,548
Bank of Hawaii Corp.	66,867	5,228,331
Bank OZK	211,069	7,843,324
BOK Financial Corp.	44,911	3,317,126
Cathay General Bancorp	152,552	5,159,309
Citigroup Inc.	3,561,264	206,517,699
Commerce Bancshares Inc.	80,249	5,364,646
Community Bank System Inc.	53,253	3,453,457
Cullen/Frost Bankers Inc.	90,081	8,309,071
CVB Financial Corp.	214,911	4,175,721
First Financial Bankshares Inc.	103,916	3,936,338
First Republic Bank/CA	52,517	7,614,440
Fulton Financial Corp.	308,969	4,140,185
Glacier Bancorp. Inc.	127,904	5,966,722
Hilltop Holdings Inc.	44,670	1,341,887
Home BancShares Inc./AR	216,719	4,594,443
Independent Bank Corp.	38,194	2,867,605
Independent Bank Group Inc.	36,070	2,215,419
JPMorgan Chase & Co.	3,519,139	452,807,615
PNC Financial Services Group Inc. (The)	673,693	96,688,419
Popular Inc.	126,755	7,193,346
Prosperity Bancshares Inc.	126,440	8,527,114
Regions Financial Corp.	1,858,214	31,608,220
ServisFirst Bancshares Inc.	39,963	1,641,680
Simmons First National Corp., Class A	159,887	3,949,209
South State Corp.	86,943	6,063,405
Synovus Financial Corp.	297,340	11,061,048
TCF Financial Corp.	295,530	11,484,296
Truist Financial Corp.	2,504,300	120,156,314
U.S. Bancorp	2,482,816	106,388,665
UMB Financial Corp.	38,409	2,725,887
United Community Banks Inc./GA	114,960	3,429,257
Webster Financial Corp.	176,756	8,263,343
Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	53,187	$3,201,325
Zions Bancorp NA	257,333	11,358,679
		1,455,402,895
Beverages — 2.0%
Brown-Forman Corp., Class A	24,678	1,631,709
Brown-Forman Corp., Class B, NVS	81,717	5,856,657
Constellation Brands Inc., Class A	118,778	25,053,844
PepsiCo Inc.	1,921,465	262,414,475
		294,956,685
Biotechnology — 1.3%
Amgen Inc.	806,144	194,627,346

Building Products — 0.5%
A O Smith Corp.	120,395	6,537,448
AAON Inc.	11,834	875,716
Advanced Drainage Systems Inc.	12,663	1,044,444
Allegion PLC	52,323	5,599,084
Fortune Brands Home & Security Inc.	77,479	6,682,564
Lennox International Inc.	18,537	5,106,758
Masco Corp.	133,634	7,257,663
Owens Corning	67,921	5,270,670
Simpson Manufacturing Co. Inc.	21,677	1,994,284
Trane Technologies PLC	178,352	25,566,759
UFP Industries Inc.	27,783	1,498,615
		67,434,005
Capital Markets — 5.0%
Ameriprise Financial Inc.	128,406	25,407,695
Bank of New York Mellon Corp. (The)	1,225,426	48,808,718
BlackRock Inc.(a)	145,052	101,719,166
Charles Schwab Corp. (The)	1,043,065	53,759,570
CME Group Inc.	330,484	60,062,162
Cohen & Steers Inc.	24,748	1,620,994
Eaton Vance Corp., NVS	128,540	8,630,176
Evercore Inc., Class A	49,627	5,414,306
FactSet Research Systems Inc.	16,580	5,012,797
Goldman Sachs Group Inc. (The)	350,226	94,970,784
Houlihan Lokey Inc.	47,529	3,082,256
Intercontinental Exchange Inc.	302,831	33,417,401
MarketAxess Holdings Inc.	8,061	4,359,066
Moody’s Corp.	64,838	17,263,766
Morgan Stanley.	1,535,098	102,928,321
MSCI Inc.	31,118	12,300,945
Nasdaq Inc.	88,096	11,916,746
Northern Trust Corp.	309,880	27,638,197
Raymond James Financial Inc.	96,172	9,610,468
S&P Global Inc.	97,666	30,960,122
SEI Investments Co.	74,169	3,919,832
State Street Corp.	498,859	34,920,130
T Rowe Price Group Inc.	266,884	41,762,008
		739,485,626
Chemicals — 2.2%
Air Products & Chemicals Inc.	216,312	57,703,389
Albemarle Corp.	56,559	9,199,887
Ashland Global Holdings Inc.	38,153	3,051,859
Avient Corp.	93,747	3,602,697
Balchem Corp.	7,926	848,320
Cabot Corp.	93,445	4,103,170
Celanese Corp.	110,692	13,521,028
Eastman Chemical Co.	169,130	16,633,936

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	102,570	$20,976,591
HB Fuller Co.	31,264	1,591,025
Innospec Inc.	14,832	1,302,101
International Flavors & Fragrances Inc.(b)	140,951	15,840,073
Linde PLC	398,325	97,748,955
NewMarket Corp.	6,982	2,738,271
PPG Industries Inc.	172,926	23,294,861
Quaker Chemical Corp.	4,672	1,224,671
RPM International Inc.	110,069	9,077,390
Scotts Miracle-Gro Co. (The)	27,781	6,150,991
Sensient Technologies Corp.	43,991	3,102,685
Sherwin-Williams Co. (The)	30,157	20,862,613
Stepan Co.	10,835	1,220,888
Valvoline Inc.	195,757	4,647,271
Westlake Chemical Corp.	22,029	1,684,337
WR Grace & Co.	65,981	3,828,218
		323,955,227
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	59,861	2,199,293
Brady Corp., Class A, NVS	45,539	2,090,696
Cintas Corp.	33,893	10,782,041
Healthcare Services Group Inc.	122,533	3,972,520
MSA Safety Inc.	20,953	3,271,182
Republic Services Inc.	186,857	16,914,296
Tetra Tech Inc.	16,287	1,980,011
Waste Management Inc.	359,614	40,032,230
		81,242,269
Communications Equipment — 2.2%
Cisco Systems Inc.	6,742,922	300,599,463
Motorola Solutions Inc.	124,705	20,894,322
		321,493,785
Construction Materials — 0.1%
Martin Marietta Materials Inc.	25,310	7,274,347
Vulcan Materials Co.	62,586	9,334,076
		16,608,423
Consumer Finance — 0.8%
Ally Financial Inc.	417,771	15,808,455
American Express Co.	455,665	52,975,613
Discover Financial Services	321,567	26,863,707
FirstCash Inc.	31,513	1,855,485
Synchrony Financial	732,424	24,646,068
		122,149,328
Containers & Packaging — 0.4%
AptarGroup Inc.	35,284	4,691,713
Avery Dennison Corp.	61,986	9,351,828
International Paper Co.	804,927	40,495,877
Silgan Holdings Inc.	52,674	1,918,914
Sonoco Products Co.	137,990	7,991,001
		64,449,333
Distributors — 0.2%
Genuine Parts Co.	230,966	21,683,088
Pool Corp.	13,681	4,845,537
		26,528,625
Diversified Consumer Services — 0.0%
Service Corp. International	132,175	6,665,585

Diversified Telecommunication Services — 2.5%
Verizon Communications Inc.	6,899,290	377,736,127
Security	Shares	Value

Electric Utilities — 4.6%
ALLETE Inc.	106,343	$6,682,594
Alliant Energy Corp.	357,730	17,403,564
American Electric Power Co. Inc.	868,382	70,260,788
Duke Energy Corp.	1,535,441	144,331,454
Edison International	758,667	44,124,073
Entergy Corp.	360,594	34,375,426
Evergy Inc.	434,027	23,320,271
Eversource Energy	447,466	39,153,275
Exelon Corp.	1,793,671	74,544,967
IDACORP Inc.	76,087	6,718,482
MGE Energy Inc.	37,554	2,391,439
NextEra Energy Inc.	1,839,861	148,789,559
Pinnacle West Capital Corp.	226,620	17,053,155
PNM Resources Inc.	97,871	4,748,701
Portland General Electric Co.	171,795	7,265,210
Xcel Energy Inc.	681,904	43,635,037
		684,797,995
Electrical Equipment — 1.1%
Eaton Corp. PLC	490,007	57,673,824
Emerson Electric Co.	731,409	58,037,304
Hubbell Inc.	64,931	10,103,263
nVent Electric PLC.	245,700	5,498,766
Regal Beloit Corp.	20,433	2,563,933
Rockwell Automation Inc.	97,883	24,326,862
		158,203,952
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	110,020	13,739,298
Badger Meter Inc.	11,922	1,093,367
CDW Corp./DE	85,370	11,239,814
Cognex Corp.	27,467	2,255,865
Corning Inc.	880,861	31,596,484
Dolby Laboratories Inc., Class A	30,778	2,709,387
FLIR Systems Inc.	105,548	5,493,773
Littelfuse Inc.	9,156	2,228,296
TE Connectivity Ltd.	264,179	31,807,151
Vishay Intertechnology Inc.	126,072	2,716,852
		104,880,287
Entertainment — 0.1%
Activision Blizzard Inc.	188,934	17,192,994

Food & Staples Retailing — 1.6%
Casey’s General Stores Inc.	13,058	2,448,114
Costco Wholesale Corp.	163,276	57,543,360
Kroger Co. (The)	888,826	30,664,497
Walmart Inc.	999,908	140,477,075
		231,133,046
Food Products — 1.7%
Archer-Daniels-Midland Co.	794,649	39,740,397
Flowers Foods Inc.	343,603	7,889,125
Hershey Co. (The)	153,673	22,350,201
Hormel Foods Corp.	273,433	12,813,070
Ingredion Inc.	103,628	7,820,805
JM Smucker Co. (The)	171,622	19,978,517
Kellogg Co.	462,401	27,253,915
Lancaster Colony Corp.	15,444	2,696,214
McCormick & Co. Inc./MD, NVS	81,357	7,284,706
Mondelez International Inc., Class A	1,541,285	85,448,840
Tyson Foods Inc., Class A	375,826	24,169,370
		257,445,160

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.4%
Atmos Energy Corp.	155,526	$13,841,814
National Fuel Gas Co.	187,800	7,560,828
New Jersey Resources Corp.	189,169	6,622,807
ONE Gas Inc.	71,067	5,197,130
Southwest Gas Holdings Inc.	97,936	5,872,243
Spire Inc.	98,050	5,999,679
UGI Corp.	384,490	13,837,795
		58,932,296
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	1,185,385	146,501,732
Baxter International Inc.	310,412	23,848,954
Becton Dickinson and Co.	188,814	49,429,617
Danaher Corp.	101,267	24,085,343
DENTSPLY SIRONA Inc.	79,124	4,232,343
Hill-Rom Holdings Inc.	29,746	2,856,806
Medtronic PLC	1,364,826	151,946,079
ResMed Inc.	52,669	10,616,490
STERIS PLC	35,577	6,656,812
Stryker Corp.	157,642	34,840,458
West Pharmaceutical Services Inc.	9,389	2,811,912
		457,826,546
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	126,204	13,150,457
Anthem Inc.	147,982	43,947,694
Cardinal Health Inc.	501,752	26,959,135
Chemed Corp.	2,132	1,104,163
Encompass Health Corp.	64,006	5,146,082
Ensign Group Inc. (The)	8,234	644,558
Humana Inc.	39,968	15,312,140
McKesson Corp.	75,285	13,134,974
Quest Diagnostics Inc.	119,513	15,435,104
UnitedHealth Group Inc.	681,974	227,492,887
		362,327,194
Hotels, Restaurants & Leisure — 2.2%
Domino’s Pizza Inc.	15,648	5,801,652
McDonald’s Corp.	909,473	189,024,868
Starbucks Corp.	1,036,002	100,295,354
Yum! Brands Inc.	263,632	26,756,012
		321,877,886
Household Durables — 0.3%
DR Horton Inc.	163,334	12,544,051
Leggett & Platt Inc.	250,067	10,252,747
Whirlpool Corp.	83,624	15,477,966
		38,274,764
Household Products — 3.7%
Church & Dwight Co. Inc.	135,397	11,431,569
Clorox Co. (The)	137,917	28,888,095
Colgate-Palmolive Co.	880,162	68,652,636
Energizer Holdings Inc.	80,264	3,518,774
Kimberly-Clark Corp.	531,488	70,209,565
Procter & Gamble Co. (The)	2,853,402	365,834,670
WD-40 Co.	6,971	2,122,042
		550,657,351
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	905,185	22,077,462

Industrial Conglomerates — 2.0%
3M Co.	955,136	167,779,190
Carlisle Companies Inc.	36,449	5,282,554
Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	608,037	$118,792,189
Roper Technologies Inc.	25,283	9,933,943
		301,787,876
Insurance — 3.3%
Aflac Inc.	814,856	36,815,194
Allstate Corp. (The)	317,561	34,036,188
American Equity Investment Life Holding Co.	42,261	1,233,599
American Financial Group Inc./OH	79,687	7,501,734
Aon PLC, Class A	102,205	20,757,835
Arthur J Gallagher & Co.	144,780	16,709,060
Assurant Inc.	59,233	8,024,295
Assured Guaranty Ltd.	98,274	3,513,295
Axis Capital Holdings Ltd.	126,111	5,788,495
Brown & Brown Inc.	94,663	4,079,029
Chubb Ltd.	454,894	66,264,409
Cincinnati Financial Corp.	219,330	18,443,460
CNO Financial Group Inc.	143,267	3,038,693
Erie Indemnity Co., Class A, NVS	20,838	5,065,718
Everest Re Group Ltd.	51,845	10,943,443
Fidelity National Financial Inc.	519,223	18,847,795
First American Financial Corp.	192,855	10,084,388
Globe Life Inc.	38,770	3,504,420
Hanover Insurance Group Inc. (The)	41,790	4,700,121
Hartford Financial Services Group Inc. (The)	485,818	23,328,980
Kinsale Capital Group Inc.	1,558	292,218
Lincoln National Corp.	272,606	12,400,847
Marsh & McLennan Companies Inc.	402,289	44,215,584
MetLife Inc.	1,472,980	70,923,987
Primerica Inc.	22,289	3,105,081
Reinsurance Group of America Inc.	78,434	8,239,492
RenaissanceRe Holdings Ltd.	21,503	3,234,911
RLI Corp.	18,636	1,803,592
Selective Insurance Group Inc.	44,829	2,912,988
Travelers Companies Inc. (The)	316,060	43,078,978
WR Berkley Corp.	51,235	3,183,743
		496,071,572
IT Services — 2.9%
Accenture PLC, Class A	448,585	108,521,683
Automatic Data Processing Inc.	445,035	73,484,179
Booz Allen Hamilton Holding Corp.	96,324	8,203,915
Broadridge Financial Solutions Inc.	88,038	12,440,650
Fidelity National Information Services Inc.	290,652	35,883,896
Jack Henry & Associates Inc.	41,365	5,989,238
Mastercard Inc., Class A	207,410	65,601,709
TTEC Holdings Inc.	9,440	713,475
Visa Inc., Class A	509,006	98,365,410
Western Union Co. (The)	818,673	18,231,848
		427,436,003
Leisure Products — 0.2%
Brunswick Corp./DE	56,469	4,882,310
Hasbro Inc.	192,628	18,072,359
Polaris Inc.	74,261	8,664,031
		31,618,700
Life Sciences Tools & Services — 0.1%
Agilent Technologies Inc.	94,035	11,300,186

Machinery — 2.5%
AGCO Corp.	21,882	2,426,714
Barnes Group Inc.	29,437	1,415,037

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Caterpillar Inc.	612,446	$111,979,627
Cummins Inc.	175,993	41,256,279
Donaldson Co. Inc.	95,739	5,690,726
Dover Corp.	114,058	13,286,616
Franklin Electric Co. Inc.	15,735	1,092,324
Graco Inc.	84,470	5,823,362
Hillenbrand Inc.	78,933	3,244,146
IDEX Corp.	38,360	7,142,248
Illinois Tool Works Inc.	314,015	60,984,853
ITT Inc.	38,534	2,878,875
Lincoln Electric Holdings Inc.	47,752	5,467,604
Nordson Corp.	20,887	3,738,564
Oshkosh Corp.	51,868	4,750,590
Otis Worldwide Corp.	245,094	15,845,327
PACCAR Inc.	251,527	22,944,293
Pentair PLC	119,422	6,503,722
Snap-on Inc.	72,613	13,069,614
Stanley Black & Decker Inc.	124,403	21,582,676
Timken Co. (The)	51,066	3,863,654
Toro Co. (The)	58,210	5,486,293
Watts Water Technologies Inc., Class A	10,886	1,307,082
Xylem Inc./NY	93,745	9,054,830
		370,835,056
Marine — 0.0%
Matson Inc.	32,759	1,958,988

Media — 1.6%
Cable One Inc.	1,321	2,642,000
Comcast Corp., Class A	4,044,365	200,479,173
John Wiley & Sons Inc., Class A	75,381	3,438,127
Nexstar Media Group Inc., Class A	46,310	5,264,058
Omnicom Group Inc.	430,318	26,843,237
Sirius XM Holdings Inc.	547,372	3,426,549
		242,093,144
Metals & Mining — 0.3%
Nucor Corp.	427,550	20,834,511
Reliance Steel & Aluminum Co.	65,510	7,604,401
Royal Gold Inc.	32,645	3,489,098
Steel Dynamics Inc.	254,142	8,709,446
Worthington Industries Inc.	34,576	1,809,708
		42,447,164
Multi-Utilities — 2.1%
Ameren Corp.	312,015	22,689,731
Black Hills Corp.	119,827	7,084,172
CMS Energy Corp.	387,293	22,029,226
Consolidated Edison Inc.	681,870	48,262,759
DTE Energy Co.	309,106	36,697,064
MDU Resources Group Inc.	334,465	8,793,085
NiSource Inc.	683,859	15,147,477
NorthWestern Corp.	105,623	5,753,285
Public Service Enterprise Group Inc.	861,851	48,634,252
Sempra Energy	463,594	57,374,393
WEC Energy Group Inc.	425,921	37,864,377
		310,329,821
Multiline Retail — 0.6%
Dollar General Corp.	84,703	16,484,051
Target Corp.	386,670	70,053,004
		86,537,055
Security	Shares	Value

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	95,842	$22,681,009
Nu Skin Enterprises Inc., Class A	73,472	4,251,825
		26,932,834
Pharmaceuticals — 9.9%
Bristol-Myers Squibb Co.	3,291,994	202,227,191
Eli Lilly & Co.	735,180	152,895,384
Johnson & Johnson	2,775,114	452,704,347
Merck & Co. Inc.	3,654,725	281,669,656
Perrigo Co. PLC	125,021	5,338,397
Pfizer Inc.	9,976,628	358,160,945
Zoetis Inc.	118,196	18,231,733
		1,471,227,653
Professional Services — 0.1%
Exponent Inc.	21,630	1,786,205
Insperity Inc.	32,748	2,570,391
ManpowerGroup Inc.	74,171	6,559,683
Robert Half International Inc.	119,045	8,035,538
		18,951,817
Road & Rail — 1.2%
CSX Corp.	429,552	36,836,232
JB Hunt Transport Services Inc.	31,875	4,292,287
Landstar System Inc.	11,472	1,599,197
Ryder System Inc.	95,906	6,002,756
Union Pacific Corp.	632,400	124,880,028
Werner Enterprises Inc.	25,757	1,010,705
		174,621,205
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices Inc.	319,636	47,091,972
Broadcom Inc.	620,950	279,737,975
CMC Materials Inc.	17,084	2,516,644
Intel Corp.	5,542,382	307,657,625
KLA Corp.	108,113	30,279,208
Lam Research Corp.	75,845	36,705,188
Microchip Technology Inc.	131,350	17,878,048
Power Integrations Inc.	17,748	1,429,601
QUALCOMM Inc.	929,422	145,250,070
Skyworks Solutions Inc.	111,187	18,818,400
Texas Instruments Inc.	1,134,969	188,053,014
Xilinx Inc.	129,436	16,900,458
		1,092,318,203
Software — 4.1%
Intuit Inc.	83,967	30,331,399
Microsoft Corp.	2,106,037	488,516,343
Oracle Corp.	1,535,937	92,816,673
Progress Software Corp.	37,886	1,522,259
		613,186,674
Specialty Retail — 3.2%
Best Buy Co. Inc.	239,963	26,112,774
Dick’s Sporting Goods Inc.	74,827	5,014,157
Group 1 Automotive Inc.	7,985	1,098,896
Home Depot Inc. (The)	1,202,139	325,563,284
Lithia Motors Inc., Class A	5,647	1,799,586
Lowe’s Companies Inc.	559,910	93,420,983
Penske Automotive Group Inc.	44,643	2,671,437
Tractor Supply Co.	67,615	9,583,750
Williams-Sonoma Inc.	75,118	9,684,213
		474,949,080

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	3,558,960	$469,640,361
Hewlett Packard Enterprise Co.	2,521,485	31,115,125
NetApp Inc.	347,840	23,110,490
		523,865,976
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	434,673	58,067,966
VF Corp.	345,099	26,527,760
		84,595,726
Thrifts & Mortgage Finance — 0.0%
Washington Federal Inc.	129,373	3,386,985

Trading Companies & Distributors — 0.4%
Air Lease Corp.	76,831	3,044,813
Applied Industrial Technologies Inc.	31,268	2,200,955
Fastenal Co.	573,072	26,126,353
GATX Corp.	38,623	3,584,214
MSC Industrial Direct Co. Inc., Class A	78,834	6,115,153
WW Grainger Inc.	33,042	12,040,174
		53,111,662
Water Utilities — 0.3%
American States Water Co.	32,310	2,496,271
American Water Works Co. Inc.	132,460	21,063,789
California Water Service Group.	41,430	2,263,735
Essential Utilities Inc.	233,210	10,797,623
SJW Group.	24,628	1,629,635
		38,251,053
Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	18,502	$719,173

Total Common Stocks — 99.8%
(Cost: $12,611,993,474)		14,800,625,841

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	15,970,418	15,980,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	47,330,000	47,330,000
		63,310,000
Total Short-Term Investments — 0.4%
(Cost: $63,310,000)		63,310,000

Total Investments in Securities — 100.2%
(Cost: $12,675,303,474)		14,863,935,841

Other Assets, Less Liabilities — (0.2)%		(30,791,864)

Net Assets — 100.0%.		$14,833,143,977

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$15,980,000	(a)	$—	$—	$—	$15,980,000	15,970,418	$1,793	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,342,000	23,988,000	(a)	—	—	—	47,330,000	47,330,000	22,727		—
BlackRock Inc.	46,150,027	48,174,411		(18,722,904)	1,660,303	24,457,329	101,719,166	145,052	1,410,527		—
					$1,660,303	$24,457,329	$165,029,166		$1,435,047		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	168	03/19/21	$31,124	$298,524

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,800,625,841	$—	$—	$14,800,625,841
Money Market Funds	63,310,000	—	—	63,310,000
	$14,863,935,841	$—	$—	$14,863,935,841
Derivative financial instruments(a)
Assets
Futures Contracts	$298,524	$—	$—	$298,524

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares